SUB-ADVISORY AGREEMENT BY AND BETWEEN
NORTH SQUARE INVESTMENTS, LLC AND
EVANSTON CAPITAL MANAGEMENT, LLC

THIS SUB-ADVISORY AGREEMENT (the “Agreement”), dated as of May 6, 2024, is entered into by and between North Square Investments, LLC, a Delaware limited liability company, with its principal office and place of business at 10 S. La Salle Street, Suite 1925, Chicago, IL 60603 (the “Adviser”), and Evanston Capital Management, LLC, a Delaware limited liability company, with its principal office and place of business at 1560 Sherman Avenue, Suite 960, Evanston, IL 60201 (the “Sub-Adviser”).

WHEREAS, the Adviser has entered into an Investment Advisory Agreement dated May 6, 2024 (the “Advisory Agreement”) with North Square Evanston Multi-Alpha Fund, a Delaware statutory trust (the “Fund”); and

WHEREAS, the Adviser and the Sub-Adviser are each registered as investment advisers under the Investment Advisers Act of 1940 (the “Advisers Act”); and

WHEREAS, the Fund is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a closed-end, management investment company; and

WHEREAS, pursuant to the Advisory Agreement, and subject to the direction and control of the Board of Trustees of the Fund (the “Board”), the Fund has retained the Adviser to act as the investment adviser for the Fund; and

WHEREAS, the Advisory Agreement permits the Adviser, subject to the supervision of the Board, to delegate certain of its duties under the Advisory Agreement to other registered investment advisers subject to the requirements of the 1940 Act; and

WHEREAS, it is intended that the Fund be a third-party beneficiary under this Agreement; and

WHEREAS, the Adviser desires to retain the Sub-Adviser to furnish investment advisory services for the Fund and the Sub-Adviser is willing to provide those services on the terms and conditions set forth in this Agreement.

NOW THEREFORE, for and in consideration of the mutual covenants and agreements contained herein, the Adviser and the Sub-Adviser hereby agree as follows:

Section 1.	APPOINTMENT; DELIVERY OF DOCUMENTS
(a)	The Adviser hereby appoints and employs the Sub-Adviser, subject to the direction and control of the Board, to manage the investment and reinvestment of the assets of the Fund and, without limiting the generality of the foregoing, to provide other services as specified herein. The Sub-Adviser accepts this employment and agrees to render its services for the compensation set forth herein.
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(b)	In connection therewith, the Adviser has provided copies of the following to the Sub-Adviser: (i) the Fund’s Agreement and Declaration of Trust (the “Charter Documents”), (ii) the Fund’s current Prospectus and Statement of Additional Information (collectively, as currently in effect and as amended or supplemented, the “Registration Statement”) filed with the U.S. Securities and Exchange Commission (“SEC”) pursuant to the Securities Act of 1933, as amended (the “Securities Act”), and the 1940 Act, (iii) each plan of distribution or similar document adopted by the Fund with respect to the Fund under Rule 12b-1 under the 1940 Act and each current shareholder service plan or similar document adopted by the Fund, if any; and (iv) all applicable procedures adopted by the Fund, and shall promptly furnish the Sub-Adviser with all amendments of or supplements to the foregoing. The Adviser shall deliver to the Sub-Adviser: (x) a copy of the resolutions of the Board appointing the Sub-Adviser as a sub-adviser to the Fund and authorizing the execution and delivery of this Agreement; (y) a copy of all proxy statements and related materials relating to the Fund; and (z) any other documents, materials or information that the Sub-Adviser shall reasonably request to enable it to perform its duties pursuant to this Agreement.
(c)	The Sub-Adviser has delivered to the Adviser and the Fund (i) a copy of its Form ADV Part 2A as most recently filed with the SEC; (ii) a copy of its code of ethics complying with the requirements of Rule 17j-1 under the 1940 Act (the “Code”); and (iii) copies of its written compliance policies and procedures with respect to the services to be provided under this Agreement to the extent necessary to enable the Fund to comply with Rule 38a-1 under the 1940 Act (the “Compliance Policies”), including its proxy voting policies and procedures, which proxy voting policy and procedures are included in the Registration Statement. The Sub-Adviser shall promptly furnish the Adviser or the Fund with all amendments of and supplements to the foregoing at least annually.
Section 2.	DUTIES OF THE ADVISER

In order for the Sub-Adviser to perform the services required by this Agreement, the Adviser (i) shall, as relevant, cause all service providers to the Fund to furnish information to the Sub-Adviser and assist the Sub-Adviser as may be required, (ii) shall ensure that the Sub-Adviser has reasonable access to all records and documents relevant to the Fund, the Adviser or any service provider to the Fund, and (iii) shall deliver to the Sub-Adviser copies of all materials relevant to the Sub-Adviser or the Fund that the Adviser provides to the Board in accordance with the Advisory Agreement.

Section 3.	DUTIES OF THE SUB-ADVISER
(a)	The Sub-Adviser will make decisions with respect to all purchases and sales of securities and other investment assets in the Fund, and, to the extent delegated to the Sub-Adviser by the Adviser, will vote all proxies for securities and exercise all other voting rights with respect to such securities in accordance with the Sub-Adviser’s written proxy voting policies and procedures, to the extent such authority is delegated by the Adviser. To carry out such decisions, the Sub-Adviser is hereby authorized, as agent and attorney-in-fact for the Fund, for the account of, at the risk of and in the name of the Fund, to place orders and issue instructions with respect to those transactions of the Fund. In all purchases, sales and other transactions in securities and other investments for the Fund, the Sub-Adviser is
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authorized to exercise full discretion and act for the Fund in the same manner and with the same force and effect as the Fund might or could do with respect to such purchases, sales or other transactions, as well as with respect to all other things necessary or incidental to the furtherance or conduct of such purchases, sales or other transactions, such as proxy voting with respect to the securities of the Fund.

(b)	Consistent with Section 28(e) of the Securities and Exchange Act of 1934, as amended, the Sub-Adviser may allocate brokerage on behalf of the Fund to broker-dealers who provide brokerage or research services to the Sub-Adviser. The Sub-Adviser may aggregate sales and purchase orders of the assets of the Fund with similar orders being made simultaneously for other accounts advised by the Sub-Adviser or its affiliates. Whenever the Sub-Adviser simultaneously places orders to purchase or sell the same asset on behalf of the Fund and one or more other accounts advised by the Sub-Adviser, the Sub-Adviser will allocate the order as to price and amount among all such accounts in a manner believed to be equitable over time to each account.
(c)	The Sub-Adviser will report to the Board at each meeting thereof as requested by the Adviser or the Board all material changes in the Fund’s investment holdings since the prior report, and will also keep the Board and the Adviser informed of material developments affecting the Fund and the Sub-Adviser. At such Board meetings, the Sub-Adviser will also furnish the Board and the Adviser with such statistical and analytical information with respect to investments of the Fund as the Sub-Adviser may believe appropriate or as the Board reasonably may request. In making purchases and sales of securities and other investment assets for the Fund, the Sub-Adviser will bear in mind the policies and procedures set from time to time by the Board of which the Sub-Adviser has actual knowledge, as well as the limitations in the 1940 Act, the Securities Act, the Internal Revenue Code of 1986, as amended, and other applicable laws and the investment objectives, policies and restrictions applicable to the Fund.
(d)	The Sub-Adviser may from time to time employ or associate with such persons as the Sub-Adviser believes to be particularly fitted to assist in the execution of the Sub-Adviser’s duties hereunder, the cost of the provision of such duties to be borne and paid by the Sub-Adviser. No obligation may be incurred on the Fund’s or Adviser’s behalf in any such respect.
(e)	The Sub-Adviser will report to the Board and the Adviser at the Board meeting after which any of the following occur: (i) any material changes to its Code or the Compliance Policies; (ii) to the extent permitted by applicable law or regulation, the commencement of a regulatory examination of the Sub-Adviser by any relevant regulatory authority and documentation describing the results of any such examination; (iii) an oral report of any formal review or periodic testing of its Code or the Compliance Policies; and (iv) any material compliance matter that relates to the services provided by the Sub-Adviser to the Fund including, but not limited to, any material violation of its Code or the Compliance Policies, or that could have a material adverse effect on the business or financial condition of the Sub-Adviser. On an annual basis, the Adviser will request the Sub-Adviser to report on its compliance with its Code and the Compliance Policies to the Adviser and to the Board and upon the written request of the Adviser or the Fund with reasonable advance
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notice, the Sub-Adviser shall permit the Adviser and the Fund, or their respective representatives to examine the reports required to be made by the Sub-Adviser under the Code and the Compliance Policies to enable the Fund to comply with Rule 38a-1 under the 1940 Act. The Sub-Adviser will use commercially reasonable efforts to notify the Adviser and the Fund in writing of any change of control of the Sub-Adviser at least 90 days prior to any such changes and any changes in the key personnel who are either the portfolio manager(s) of the Fund or senior management of the Sub-Adviser, as promptly as possible, and , for changes in control, in any event prior to such change.

(f)	The Sub-Adviser will maintain records relating to its portfolio transactions and placing and allocation of brokerage orders as are required to be maintained by the Fund under the 1940 Act. The Sub-Adviser shall prepare and maintain, or cause to be prepared and maintained, in such form, for such periods and in such locations as may be required by applicable law, all documents and records relating to the services provided by the Sub-Adviser pursuant to this Agreement required to be prepared and maintained by the Sub-Adviser or the Fund pursuant to applicable law. To the extent required by law, the books and records pertaining to the Fund which are in possession of the Sub-Adviser shall be the property of the Fund. The Adviser and the Fund, or their respective representatives, shall have access to such books and records at all times during the Sub-Adviser’s normal business hours. Upon the reasonable request of the Adviser or the Fund, copies of any such books and records shall be provided promptly by the Sub-Adviser to the Adviser and the Fund, or their respective representatives. Notwithstanding the foregoing, the Sub-Adviser shall be permitted to retain copies of any such books and records as required by any law or regulation applicable to the Sub-Adviser.
(g)	The Sub-Adviser will cooperate with the Fund’s independent public registered accounting firm and shall take reasonable action to make all necessary information available to the accounting firm for the performance of the accounting firm’s duties.
(h)	The Sub-Adviser will provide the Fund’s custodian and fund accountant with, or provide access to, such information relating to all transactions concerning the Fund’s assets under the Sub-Adviser’s control as the custodian and fund accountant may reasonably require. In accordance with procedures adopted by the Board, the Sub-Adviser is responsible for assisting in the fair valuation of all Fund assets and will use its reasonable efforts to arrange for the provision of prices from parties who are not affiliated persons of the Sub-Adviser for each asset for which the Fund’s fund accountant does not obtain prices in the ordinary course of business.
(i)	For the purpose of complying with Rule 10f-3, Rule 12d3-1 and Rule 17a-10 under the 1940 Act and any other applicable rule or regulation, the Sub-Adviser will not, with respect to transactions in securities or other assets for the Fund, consult with any other sub-adviser to the Fund.
Section 4.	COMPENSATION; EXPENSES
(a)	In consideration of the foregoing, the Adviser shall pay the Sub-Adviser one-half (½) of the net management fee the Adviser is paid by the Fund pursuant to the Advisory
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Agreement, after deducting any management fee waiver necessary to meet any Fund expense caps (the “Investment Sub-advisory Fee”). Notwithstanding the foregoing, the Adviser agrees that, after December 31, 2025, the Sub-Adviser will not be subject to any management fee reduction resulting from a Fund expense cap, and that the Sub-Adviser may recoup the amount of the Investment Sub-advisory Fee which was reduced pursuant to an expense limitation agreement entered into after the effective date of this Agreement. The Investment Sub-advisory Fee shall be payable quarterly in arrears with payment to be made on or before the thirty-fifth day following the end of each quarter for services performed hereunder during the prior quarter. If fees begin to accrue in the middle of a month or if this Agreement terminates before the end of any month, all fees for the period from that date to the end of that month or from the beginning of that month to the date of termination, as the case may be, shall be prorated according to the proportion that the period bears to the full month in which the effectiveness or termination occurs. Upon the termination of this Agreement, the Adviser shall pay to the Sub-Adviser such compensation as shall be payable prior to the effective date of termination. The Sub-Adviser acknowledges that the Adviser’s obligation to pay the fees to the Sub-Adviser is dependent on the Adviser receiving the Adviser’s fee from the Fund for the quarter.

(b)	During the term of this Agreement, the Sub-Adviser will pay all expenses incurred by it in connection with its activities under this Agreement other than the cost of securities and other investments (including brokerage commissions and other transaction charges, if any, as well as any borrowing costs or commitment fees related to such borrowing) purchased for the Fund. The Sub-Adviser shall, at its sole expense, employ or associate itself with such persons as it reasonably believes to be particularly fitted to assist it in the execution of its duties under the Agreement.
Section 5.	LIABILITY; STANDARD OF CARE; INDEMNIFICATION
(a)	The Sub-Adviser may rely on information reasonably believed by it to be accurate and reliable, including but not limited to, any information or report from the underlying portfolio funds in which the Fund invests, and shall give the Adviser and the Fund the benefit of its best judgment and effort in rendering services hereunder. Neither the Sub-Adviser nor its partners, officers, managers, employees, affiliates, successors, or other legal representatives shall be subject to any liability for any act or omission, error of judgment, mistake of law, or for any loss suffered by the Fund or the Adviser, in the course of, connected with, or arising out of any services to be rendered hereunder, except by reason of willful misfeasance, bad faith, or gross negligence on the part of the Sub-Adviser in the performance of its duties or by reason of reckless disregard on the part of the Sub-Adviser of its obligations and duties under this Agreement.
(b)	The Sub-Adviser shall not be liable to the Adviser or the Fund for any action taken or failure to act in good faith reliance upon: (i) information, instructions or requests, whether oral or written, with respect to the Fund given or made to the Sub-Adviser by a duly authorized officer of the Adviser or the Fund; (ii) the advice of counsel to the Fund; and (iii) any written instruction or certified copy of any resolution of the Board.
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(c)	The Sub-Adviser shall not be responsible or liable for any failure or delay in performance of its obligations under this Agreement arising out of or caused, directly or indirectly, by circumstances beyond its reasonable control including, without limitation, epidemics or pandemics, acts of civil or military authority, national emergencies, labor difficulties (other than those related to the Sub-Adviser’s employees), fire, mechanical breakdowns, flood or catastrophe, acts of God, insurrection, war, riots or failure of the mails, transportation, communication or power supply.
(d)	The parties hereto acknowledge and agree that the Fund is a third-party beneficiary as to the covenants, obligations, representations and warranties undertaken by the Sub-Adviser under this Agreement and as to the rights and privileges to which the Adviser is entitled pursuant to this Agreement, and that the Fund is entitled to all of the rights and privileges associated with such third-party-beneficiary status.
(e)	The Adviser will indemnify the Sub-Adviser, any affiliate of the Sub-Adviser, and each of their partners, members, managers, officers, and employees and any of their affiliated persons, executors, heirs, assigns, successors, or other legal representatives (each an “Indemnified Person”) against any and all costs, losses, claims, damages, or liabilities, joint or several, including, without limitation, reasonable attorneys’ fees and disbursements, resulting in any way from the performance or non-performance of any Indemnified Person’s duties in respect of the Fund, except those resulting from the willful misfeasance, bad faith or gross negligence of an Indemnified Person or the Indemnified Person’s reckless disregard of such duties and, in the case of criminal proceedings, unless such Indemnified Person had reasonable cause to believe its actions were unlawful (collectively, “disabling conduct”). Indemnification shall be made following: (i) a final decision on the merits by a court or other body before whom the proceeding was brought that the Indemnified Person was not liable by reason of disabling conduct; or (ii) a reasonable determination that the Indemnified Person is entitled to indemnification hereunder, provided that such determination is based upon a review of the facts and reached by (A) the vote of a majority of the Fund’s Trustees who are not parties to the proceeding or (B) legal counsel selected by a vote of a majority of the Fund’s Board, further provided that such counsel’s determination be written and provided to the Board. The Adviser shall advance to an Indemnified Person reasonable attorneys’ fees and other costs and expenses incurred in connection with defense of any action or proceeding arising out of such performance or non-performance. The Sub-Adviser agrees, and each other Indemnified Person will be required to agree as a condition to any such advance from the Adviser, that if one of the foregoing parties receives any such advance, the party will reimburse the Adviser for such fees, costs, and expenses to the extent that it shall be determined that the party was not entitled to indemnification under this paragraph. The rights of indemnification provided hereunder shall not be exclusive of or affect any other rights to which any person may be entitled by contract or otherwise under law.
(f)	Notwithstanding any of the foregoing, the provisions of this Section 5 shall not be construed so as to relieve the Indemnified Person of, or provide indemnification with respect to, any liability (including liability under federal securities laws, which, under certain circumstances, impose liability even on persons who act in good faith) to the extent (but only to the extent) that such liability may not be waived, limited, or modified under
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applicable law or that such indemnification would be in violation of applicable law, but shall be construed so as to effectuate the provisions of this paragraph to the fullest extent permitted by law. The provisions of this Section 5 shall survive the termination or cancellation of this Agreement.

Section 6.	EFFECTIVENESS, DURATION AND TERMINATION
(a)	This Agreement shall become effective as of the date hereof; provided, however, that the Agreement has been approved (i) by the vote of a majority of the Fund’s Board of Trustees or by the vote of a majority of the outstanding voting securities of the Fund, and, in either case, (ii) by the vote of a majority of the Fund’s Trustees who are not parties to this Agreement or interested persons of any such party (other than as trustees of the Fund), cast in person at a meeting called for the purpose of voting on such approval.
(b)	This Agreement shall remain in effect for a period of two years from the date of its effectiveness and shall continue in effect for successive annual periods; provided that such continuance is specifically approved at least annually (i) by the vote of a majority of the Fund’s Board of Trustees or by the vote of a majority of the outstanding voting securities of the Fund, and, in either case, (ii) by the vote of a majority of the Fund’s Trustees who are not parties to this Agreement or interested persons of any such party (other than as trustees of the Fund), cast in person at a meeting called for the purpose of voting on such approval.
(c)	This Agreement may be terminated at any time, without the payment of any penalty, (i) by the Board, by a vote of a majority of the outstanding voting securities of the Fund or by the Adviser on at least 60 days’ written notice to the Sub-Adviser or (ii) by the Sub-Adviser on at least 60 days’ written notice to the Fund. This Agreement shall terminate immediately (x) upon its assignment or (y) upon termination of the Advisory Agreement.
Section 7.	ACTIVITIES OF THE SUB-ADVISER

Except to the extent necessary to perform its obligations hereunder, nothing herein shall be deemed to limit or restrict the Sub-Adviser’s right, or the right of any of the Sub-Adviser’s directors, officers or employees, to engage in any other business or to devote time and attention to the management or other aspects of any other business, whether of a similar or dissimilar nature, or to render services of any kind to any other corporation, trust, firm, individual or association.

Section 8.	REPRESENTATIONS OF SUB-ADVISER

The Sub-Adviser represents and warrants to the Adviser that:

(a)	It is registered as an investment adviser under the Advisers Act and will continue to be so registered for so long as this Agreement remains in effect;
(b)	It is not prohibited by the 1940 Act, the Advisers Act or any other law or regulation from performing the services contemplated by this Agreement;
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(c)	It has met in all material respects, and will seek to continue to meet, in all material respects, for so long as this Agreement remains in effect, any other applicable federal or state requirements, or the applicable requirements of any self-regulatory agency, necessary to be met in order to perform the services contemplated by this Agreement; and
(d)	It will promptly notify the Adviser and the Fund of the occurrence of any event that would disqualify the Sub-Adviser from serving as an investment adviser of an investment company pursuant to Section 9(a) of the 1940 Act or otherwise.
Section 9.	LIMITATION OF SHAREHOLDER AND TRUSTEE LIABILITY

The Trustees of the Fund and the shareholders of the Fund shall not be liable for any obligations of the Fund under this Agreement, and the Sub-Adviser agrees that, in asserting any rights or claims under this Agreement, it shall look only to the assets and property of the Fund or the Adviser to which the Sub-Adviser’s rights or claims relate in settlement of such rights or claims, and not to the Trustees or the shareholders of the Fund.

Section 10.	MISCELLANEOUS
(a)	No provisions of this Agreement may be amended or modified in any manner except by a written agreement properly authorized and executed by both parties hereto and approved by the Fund in the manner set forth in Section 6(b) hereof and only in accordance with the provisions of the 1940 Act and the rules and regulations promulgated thereunder.
(b)	Neither party to this Agreement shall be liable to the other party for consequential damages under any provision of this Agreement.
(c)	This Agreement shall be governed by, and the provisions of this Agreement shall be construed and interpreted under and in accordance with, the laws of the State of Delaware.
(d)	This Agreement supersedes any prior agreement with respect to the subject matter hereof, whether oral or written.
(e)	This Agreement may be executed by the parties hereto on any number of counterparts, and all of the counterparts taken together shall be deemed to constitute one and the same instrument.
(f)	If any part, term or provision of this Agreement is held to be illegal, in conflict with any law or otherwise invalid, the remaining portion or portions shall be considered severable and shall not be affected, and the rights and obligations of the parties shall be construed and enforced as if the Agreement did not contain the particular part, term or provision held to be illegal or invalid. This Agreement shall be construed as if drafted jointly by both the Adviser and Sub-Adviser and no presumptions shall arise favoring any party by virtue of authorship of any provision of this Agreement.
(g)	Section headings in this Agreement are included for convenience only and are not to be used to construe or interpret this Agreement.
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(h)	Notices, requests, instructions and communications received by the parties at their respective principal places of business, or at such other address as a party may have designated in writing, shall be deemed to have been properly given.
(i)	No affiliated person, employee, agent, director, officer or manager of the Sub-Adviser shall be liable at law or in equity for the Sub-Adviser’s obligations under this Agreement.
(j)	The terms “vote of a majority of the outstanding voting securities”, “interested person”, “affiliated person,” “control” and “assignment” shall have the meanings ascribed thereto in the 1940 Act.
(k)	Each of the undersigned warrants and represents that he or she has full power and authority to sign this Agreement on behalf of the party indicated and that his or her signature will bind the party indicated to the terms hereof and each party hereto warrants and represents that this Agreement, when executed and delivered, will constitute a legal, valid and binding obligation of the party, enforceable against the party in accordance with its terms, subject to bankruptcy, insolvency, reorganization, moratorium and other laws of general application affecting the rights and remedies of creditors and secured parties.

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IN WITNESS WHEREOF, the parties hereto have caused this Agreement to be duly executed all as of the day and year first above written.

THE ADVISER:

NORTH SQUARE INVESTMENTS, LLC

By: /s/ Alan Molotsky

Name: Alan Molotsky

Title: Senior Managing Director and General Counsel

THE SUB-ADVISER:

EVANSTON CAPITAL MANAGEMENT, LLC

By: /s/ Kenneth A. Meister

Name: Kenneth A. Meister

Title: President & Chief Operating Officer

[Signature Page for Sub-advisory Agreement by and between North Square Investments, LLC and Evanston Capital Management, LLC]